Document and Entity Information	Feb. 29, 2024
Prospectus:
Document Type	497
Document Period End Date	Feb. 29, 2024
Entity Registrant Name	Brookfield Investment Funds
Entity Central Index Key	0001520738
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 29, 2024
Document Effective Date	Feb. 29, 2024
Prospectus Date	May 01, 2023
Brookfield Global Listed Real Estate Fund | Class C
Prospectus:
Trading Symbol	BLRCX
Brookfield Global Listed Real Estate Fund | Class I Shares
Prospectus:
Trading Symbol	BLRYX
Brookfield Global Listed Real Estate Fund | Class A
Prospectus:
Trading Symbol	BLRAX